Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Information of Material Non-Controlling Interest

Summarized financial information of Ambev, in which the company has material non-controlling interests, is as follows:

Million US dollar	31 December 2018	31 December 2017
Summarized balance sheet information
Current assets	6 537	7 472
Non-current assets	17 755	18 783
Current liabilities	6 408	8 672
Non-current liabilities	3 032	3 078
Equity attributable to equity holders	14 540	13 908
Non-controlling interests	312	597

Million US dollar	2018	2017	2016
Summarized income statement and comprehensive income information
Revenue	13 819	14 961	13 123
Net income	3 130	2 452	3 765
Attributable to:
Equity holders	3 033	2 290	3 611
Non-controlling interests	97	162	155
Net income	3 130	2 452	3 765
Other comprehensive income	629	809	(1 534)
Total comprehensive income	3 759	3 261	2 231
Attributable to:
Equity holders	3 629	3 090	2 190
Non-controlling interests	130	171	41

Summarized cash flow information
Cash flow from operating activities	4 928	5 583	3 552
Cash flow from investing activities	(1 011)	(960)	(1 697)
Cash flow from financing activities	(3 638)	(4 018)	(3 351)
Net increase/(decrease) in cash and cash equivalents	279	605	(1 496)